13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2004

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      November 10, 2004

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	53
Form 13F Information Table Value Total: 	$253,117

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     7002   165293 SH       SOLE                   165293
American International Group   COM              026874107     7494   110227 SH       SOLE                   110227
Anadarko Petroleum Corp        COM              032511107     8143   122713 SH       SOLE                   122713
Applied Materials              COM              038222105     5352   324583 SH       SOLE                   324583
Automatic Data Processing      COM              053015103     7077   171281 SH       SOLE                   171281
Avanir                         CL A             05348P104      119    42000 SH       SOLE                    42000
Bank of New York Inc.          COM              064057102     5987   205260 SH       SOLE                   205260
Baxter International Conv 7%   PFD              071813406      680    12650 SH       SOLE                    12650
Baxter International Inc.      COM              071813109     6230   193719 SH       SOLE                   193719
BP Plc Spon Adr                SPONSORED ADR    055622104      342     5951 SH       SOLE                     5951
ChevronTexaco Corp.            COM              166764100      228     4258 SH       SOLE                     4258
Cisco Systems Inc.             COM              17275r102     5771   318846 SH       SOLE                   318846
Citigroup Inc                  COM              172967101     7426   168319 SH       SOLE                   168319
Comcast Corp Special Cl A      CL A SPL         20030n200     8561   306641 SH       SOLE                   306641
Diageo ADR                     SPON ADR NEW     25243q205     7404   146808 SH       SOLE                   146808
Eli Lilly & Company            COM              532457108     4258    70910 SH       SOLE                    70910
Enterasys Network Inc          COM              293637104       21    13021 SH       SOLE                    13021
Evergreen Managed Income Fund  COM SHS          30024y104      615    34105 SH       SOLE                    34105
Exxon Corp                     COM              30231g102      861    17824 SH       SOLE                    17824
Fannie Mae                     COM              313586109     7335   115700 SH       SOLE                   115700
First Data Corporation         COM              319963104     8024   184455 SH       SOLE            	    184455
Freddie Mac                    COM              313400301     9638   147730 SH       SOLE                   147730
General Electric Company       COM              369604103     6758   201251 SH       SOLE                   201251
Goldman Sachs Group Inc        COM              38141g104     6117    65606 SH       SOLE                    65606
Hewlett Packard Inc            COM              428236103      214    11397 SH       SOLE                    11397
Home Depot Inc                 COM              437076102     8204   209276 SH       SOLE                   209276
Impac Mortgage Holdings Inc    COM              45254P102      427    16225 SH       SOLE                    16225
Int'l Business Machines Corp   COM              459200101      305     3557 SH       SOLE                     3557
Intel Corp.                    COM              458140100      894    44573 SH       SOLE                    44573
JP Morgan Chase & Co           COM              46625h100      269     6774 SH       SOLE                     6774
Johnson & Johnson              COM              478160104      381     6769 SH       SOLE                     6769
Liberty Media - A              Com SER A        530718105     6160   706339 SH       SOLE                   706339
Liberty Media Int'l Inc A      CL A             530719103      997    29871 SH       SOLE                    29871
Microsoft Corp.                COM              594918104     9834   355667 SH       SOLE                   355667
Morgan Stanley Dean Witter     COM NEW          617446448      448     9090 SH       SOLE                     9090
Nextwave Telecom Inc Cl B      CL B             65332m103     1949   354300 SH       SOLE                   354300
Nuveen CA Muni Opportunity     COM              67062u107      185    12600 SH       SOLE                    12600
Oracle Corp                    COM              68389x105      394    34952 SH       SOLE                    34952
Pepsico Inc                    COM              713448108     6944   142731 SH       SOLE                   142731
Pfizer Inc.                    COM              717081103     7277   237821 SH       SOLE                   237821
Pimco High Income Fund         COM              722014107     1638   111052 SH       SOLE                   111052
Pimco Municipal Income Fd II   COM              72200w106      525    36462 SH       SOLE                    36462
Qualcomm Inc                   COM              747525103    22662   580482 SH       SOLE                   580482
Schering-Plough                COM              806605101     6816   357585 SH       SOLE                   357585
Smith International            COM              832110100      875    14411 SH       SOLE                    14411
Tribune Co                     COM              896047107     6664   161953 SH       SOLE                   161953
Tyco Int'l Ltd. NEW            COM              902124106      222     7227 SH       SOLE                     7227
Varco International Inc        COM              922126106    11960   445932 SH       SOLE                   445932
Wal Mart Stores Inc            COM              931142103     7499   140953 SH       SOLE                   140953
Walt Disney Co                 COM DISNEY       254687106     6159   273110 SH       SOLE                   273110
Washington Mutual Inc          COM              939322103     8195   209690 SH       SOLE                   209690
Waste Management Inc           COM              94106l109     6609   241737 SH       SOLE                   241737
Yum! Brands                    COM              988498101     6968   171384 SH       SOLE                   171384